Condensed Consolidated Balance Sheets - USD ($)	Aug. 31, 2024	Feb. 29, 2024		Feb. 28, 2023
ASSETS
Cash and cash equivalents	$ 102,006	$ 323,805		$ 282,475
Promissory note receivable, net	1,000,000	1,000,000		1,933,908
Accounts receivable, net	11,201	34,082
Prepaid expenses and other current assets	244,870	340,921		8,613
Total Current Assets	1,358,077	1,698,808		2,224,996
Non-Current assets
Property and equipment, net	6,703	6,642		16,226
Intangible assets, net	2,310,927	2,173,420		2,607,670
Security deposit	45,167	42,167		15,000
Goodwill	1,167,805	1,167,805
Right of Use Asset				1,020,443
Total Non-Current Assets	3,530,602	3,390,034		3,659,339
Total Assets	4,888,679	5,088,842		5,884,335
Current Liabilities
Accounts payable	1,145,536	531,847		519,136
Accrued expenses	880,585	460,768		329,922
Convertible Notes				3,233,503
Deferred revenue	138,067	139,921		22,750
Operating Lease Liability – Short Term				149,339
Total Current Liabilities	5,022,782	1,960,813		4,535,650
Non- Current Liabilities
Operating Lease Liability – Long Term				864,575
Total Non-Current Liabilities				864,575
Total Liabilities	5,022,782	1,960,813		5,400,225
Commitments and Contingencies
Stockholder’s Equity
Preferred Stock, $0.001 par value, 10,000,000 shares authorized; 93,295 and 472,996 shares issued and outstanding, respectively	94	474
Common Stock, $0.001 par value, 250,000,000 and 1,200,000 shares authorized, respectively; 1,388,641 and 936,430 shares issued and outstanding, respectively	1,389	936	[1]	83	[1]
Additional Paid in Capital	27,550,296	27,277,758	[1]	17,295,890	[1]
Accumulated deficit	(27,685,882)	(24,151,139)		(16,811,863)
Total Stockholders’ Equity	(134,103)	3,128,029	[2]	484,110	[2],[3]
Total Liabilities and Stockholders’ Equity	4,888,679	5,088,842		5,884,335
Related Party [Member]
Current Liabilities
Notes payable - related parties	2,718,594	828,277		$ 281,000
Nonrelated Party [Member]
Current Liabilities
Notes payable - related parties	$ 140,000

[1]	On December 29, 2023, Sigma Additive Solutions, Inc. acquired NextTrip in a reverse acquisition. NextTrip Group, LLC was issued 83,371 shares of Sigma Additive Solutions, Inc. common stock in exchange for 100% of the issued and outstanding capital stock of NextTrip at the time of the reverse acquisition. The Company has reflected this transaction retroactively in these financial statements.
[2]	On December 29, 2023, Sigma Additive Solutions, Inc. acquired NextTrip in a reverse acquisition. NextTrip Group, LLC was issued 83,371 shares of Sigma Additive Solutions, Inc. common stock in exchange for 100% of the issued and outstanding capital stock of NextTrip at the time of the reverse acquisition. The Company has reflected this transaction retroactively in these financial statements.
[3]	On December 29, 2023, Sigma Additive Solutions, Inc. acquired NextTrip in a reverse acquisition. NextTrip Group, LLC was issued